Income taxes	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Income taxes
9.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2025	2024

Current tax expense	( 1 576 )	( 1 724 )
Deferred tax (expense)/income	172	177
Total income tax expense in the income statement	(1 404 )	(1 546 )
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2025	2024

Profit/(loss) before tax	5 972	4 782
Deduct share of results of associates	135	137
Deduct exceptional share of results of associates	9	104
Profit before tax and before share of results of associates	5 828	4 541

Adjustments to the tax basis
Government incentives	(60)	(223)
Non-deductible/(non-taxable) mark-to-market on derivatives	(339)	507
Other expenses not deductible for tax purposes	779	807
Other non-taxable income	(348)	(368)

Adjusted tax basis	5 861	5 265

Aggregate weighted nominal tax rate	26.0%	26.2%

Tax at aggregated nominal tax rate	(1 526 )	(1 382)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(56)	(165)
(Underprovided)/overprovided in prior years	20	(160)
Deductions from interest on equity	102	102
Deductions from goodwill and other tax deductions	315	367
Withholding taxes	(253)	(207)
Other tax adjustments	(7)	(102)

Total tax expense	(1 404 )	(1 546)

Effective tax rate	24.1%	34.1%
The total income tax expense for the
six-month
period ended 30 June 2025 amounts to (1 404)m US dollar compared to (1 546)m US dollar for the six-month
period ended 30 June 2024. The effective tax rate is 24.1% for the six-month
period ended 30 June 2025 compared to 34.1% for the
six-month
period ended 30 June 2024.
The 2025 effective tax rate was positively impacted by
non-taxable
gains from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB, while the 2024 effective tax rate was negatively impacted by non-deductible
losses from these derivatives. Furthermore, the 2024 effective tax rate included (133)m US dollar exceptional tax expense, reflecting mainly the net impact of a (240)m US dollar (4.5 billion South African rand) resolution of South African tax matters and the release of tax provisions – please refer to Note 7
Exceptional
items
.
Effective 1 January 2024, the company and its subsidiaries are within the scope of the OECD Pillar Two model rules either based on the adoption of Pillar Two legislation by Belgium, the jurisdiction in which the parent entity is incorporated, or by other jurisdictions where the company operates. The company assessed the impact for the six-month
periods ended 30 June 2024 and 30 June 2025 and concluded the impact to be not material.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.